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                                          [METLIFE LETTERHEAD]

General American Life Insurance Company
13405 Tesson Ferry Road
St. Louis, MO 63128

May 2, 2007

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      Re: General American Life Insurance Company
          General American Separate Account Two
          File Nos. 002-39272/811-02162
          Rule 497(j) Certification

Commissioners:

On behalf of General American Life Insurance Company (the "Company") and General American Separate Account Two (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Statement of Additional Information ("SAI") dated April 30, 2007 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the SAI contained in Post-Effective Amendment No. 54 for the Account filed electronically with the Commission on April 23, 2007.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/ John M. Richards
John M. Richards
Senior Counsel
Metropolitan Life Insurance Company